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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Devon Energy Corporation
            ------------------------------------------
Address:    20 North Broadway
            ------------------------------------------
            Oklahoma City, OK 73102-8260
            ------------------------------------------


Form 13F File Number: 028-05117
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice A. Dobbs
          --------------------------------------------
Title:    Corporate Secretary
          --------------------------------------------
Phone:    (405) 552-7844
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Janice A. Dobbs    Oklahoma City, OK                       November 11, 2003
---------------------  -------------------------------------   -----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  0
                                              -----------------------

Form 13F Information Table Entry Total:                             1
                                              -----------------------

Form 13F Information Table Value Total:      $            506,754,052
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                                 NONE
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
                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco
Corporation        Common        166764100     506,754    7,092,429   SH               SOLE
------------------------------------------------------------------------------------------------------------------------------------